PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

4. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Machinery and laboratory equipment	5,201,479	5,116,503
Leasehold improvements	1,037,675	1,030,798
Electronic equipment	1,818,352	1,793,132
Furniture and tools	42,821	49,085
Vehicles	78,928	77,767
Software	363,943	358,952
Total property, equipment and software	8,543,198	8,426,237
Less: accumulated depreciation and amortization	(6,708,077)	(7,300,848)
Net book value	1,835,121	1,125,389

Depreciation and amortization expenses recognized for the years ended December 31, 2022, 2023 and 2024 were US$1,145,995, US$980,053 and US$722,950 respectively.